Cover	12 Months Ended
Dec. 31, 2021 shares
Entity Addresses [Line Items]
Document Type	40-F
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Current Fiscal Year End Date	--12-31
Entity File Number	1-31880
Entity Registrant Name	YAMANA GOLD INC.
Contact Personnel Name	Royal Bank Plaza
Entity Address, Address Line One	200 Bay Street
Entity Address, Address Line Two	Suite 2200
Entity Address, City or Town	Toronto
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	M5J 2J3
City Area Code	416
Local Phone Number	815 0220
Title of 12(b) Security	Common Shares, no par value
Trading Symbol	AUY
Security Exchange Name	NYSE
Annual Information Form	true
Audited Annual Financial Statements	true
Entity Incorporation, State or Country Code	Z4
Entity Emerging Growth Company	false
Entity Central Index Key	0001264089
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Document Registration Statement	false
Entity Common Stock, Shares Outstanding	959,805,965
Business Contact [Member]
Entity Addresses [Line Items]
Contact Personnel Name	Meridian Gold Company
Entity Address, Address Line One	4635 Longly Lane
Entity Address, Address Line Two	Unit 110-4A
Entity Address, City or Town	Reno
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89502
City Area Code	775
Local Phone Number	850-3700